UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

May 31, 2011

1.802196.107

AZI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 91.2%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,710,930
5.75% 7/1/23	250,000	282,645
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,240,605
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,081,040
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,739,991
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	4,987,750
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,343,654
5% 7/1/32	470,000	464,553
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,034,350
Series 2007 B, 1.014% 1/1/37 (c)	1,000,000	680,100
Series 2008 A, 5.25% 1/1/31	1,000,000	986,720
Series 2008 D, 6% 1/1/27	1,000,000	1,065,800
Series D, 5.375% 1/1/32	1,000,000	990,740
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,814,733
Series 2008, 5.75% 9/1/22	1,000,000	1,080,320
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,390
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,086,350
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,261,205
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,030,040
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	434,660
Series 2008 A, 5% 7/1/33	1,000,000	1,034,270
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	500,000	542,720
Series 2009 A, 5% 10/1/29	1,000,000	1,065,080
Series 2010 A, 5% 10/1/30	2,000,000	2,128,680
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	518,675
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,424,431
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,116,754
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,208,493
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,625,488
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,103,720
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,011,556
Series 2005, 5% 12/1/35	1,000,000	812,160
Series 2007:
5% 12/1/27	1,000,000	866,900
5% 12/1/32	1,000,000	830,600
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,075,660
7% 7/1/33	1,000,000	1,058,160
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,752,741
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,068,160
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,760,341
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	480,000	481,627
Series 2007 A, 5% 7/1/16	1,000,000	1,097,480
Series 2009 A, 6% 7/1/39	1,000,000	1,018,500
Series A, 5.25% 7/1/32	1,000,000	961,750
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,005,190
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	2,975,130
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,095,790
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	973,910
Mesa Util. Sys. Rev. 5% 7/1/24 (FGIC Insured)	1,000,000	1,117,260
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	$ 2,000,000	$ 2,072,680
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,147,659
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,007,070
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,105,214
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,817,640
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	591,256
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,010,610
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,320,963
Series 2011 A, 5% 7/1/18 (b)	1,035,000	1,209,925
Series A, 5% 7/1/17 (b)	1,000,000	1,167,130
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,818,145
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	787,140
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,910
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,185,260
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,561,260
Series 2005:
5% 7/1/20	5,000,000	5,429,050
5% 7/1/29	1,750,000	1,807,208
Phoenix Gen. Oblig.:
Series B, 5.375% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (e)	445,000	469,382
5.375% 7/1/20	615,000	638,419
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,043
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	775,094
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.): - continued
Series A, 5% 7/1/21 (AMBAC Insured)	$ 935,000	$ 964,097
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,141,950
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,052,900
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,057,290
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,014,010
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,360,058
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	924,689
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,180,193
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B, 5% 1/1/31	1,995,000	2,019,060
Series 2005 A, 5% 1/1/35	3,000,000	3,060,090
Series 2006 A, 5% 1/1/37	5,690,000	5,799,245
Series 2008 A:
5% 1/1/24	1,075,000	1,172,277
5% 1/1/38	3,400,000	3,487,958
Series 2010 B, 5% 12/1/26	2,000,000	2,199,840
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,938,650
Scottsdale Gen. Oblig. Series 2011, 5% 7/1/20	1,000,000	1,176,130
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	405,841
Series 2008 A:
5% 9/1/16	1,000,000	1,090,760
5% 9/1/23	355,000	357,762
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,118,796
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,283,855
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.: - continued
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,041,840
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,571,136
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	85,862
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,308,335
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,840
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	210,433
5.25% 7/1/15	1,000,000	1,036,710
Series 2005, 5% 7/1/16	1,515,000	1,542,346
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	300,561
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,064,544
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	391,788
Series 2008 A, 5% 6/1/22	1,315,000	1,428,787
Series 2009 A, 5% 6/1/39	1,000,000	1,009,840
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,022,670
		141,056,003
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	514,220
Puerto Rico - 4.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	705,810
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	716,583
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	753,417
Series 2003 A, 5.25% 7/1/14	275,000	287,708
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,042,450
Series 2006 C, 5.25% 1/1/15 (d)	500,000	515,745
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (c)	$ 200,000	$ 214,364
Series G, 5.25% 7/1/13	315,000	324,148
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	434,624
Series 2009 A, 6% 8/1/42	1,300,000	1,332,721
		6,327,570
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	299,067
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $147,369,560)	148,196,860
NET OTHER ASSETS (LIABILITIES) - 4.2%	6,520,669
NET ASSETS - 100%	$ 154,717,529
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $147,346,274. Net unrealized appreciation aggregated $850,586, of which $3,033,235 related to appreciated investment securities and $2,182,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

May 31, 2011

1.802198.107

SMD-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.8%
	Principal Amount	Value
District Of Columbia - 2.4%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,330,330
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	476,930
Maryland - 84.7%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,322,487
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	898,732
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,622,535
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,688,253
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,148,500
5% 2/1/38	1,930,000	2,027,948
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	501,185
Baltimore County Metropolitan District 4% 8/1/24	2,950,000	3,104,846
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,305,469
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,950,876
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,585,599
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,323,681
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	252,600
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,657,005
5% 7/1/37 (AMBAC Insured)	2,000,000	2,033,440
5% 7/1/37 (FSA Insured)	4,000,000	4,069,000
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,068,540
5% 7/1/38 (FSA Insured)	2,000,000	2,038,100
Series 2009 C, 5.625% 7/1/39	2,000,000	2,112,060
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	417,286
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wtr. Proj.):
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 355,000	$ 356,555
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	500,000	513,425
5% 11/1/13	350,000	363,342
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,154,650
Series 2009 A:
5% 3/1/25	610,000	674,184
5% 3/1/27	1,255,000	1,364,800
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006, 5.5% 9/1/12	195,000	197,886
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,169,600
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,295,350
4% 5/15/23	1,390,000	1,474,512
Maryland Dept. of Trans. County Trans. Rev. Series 2009, 4% 6/15/23	2,000,000	2,122,720
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,587,615
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,131,028
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	504,115
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	748,097
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	504,215
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,075,980
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series 2002 A, 5.5% 3/1/17	2,265,000	2,742,371
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,154,644
First Series 2009 A, 5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100) (c)	750,000	894,855
First Series 2009 C, 5% 3/1/18	1,050,000	1,254,372
Second Series 2009 A, 5% 8/15/23	2,460,000	2,773,429
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	$ 510,000	$ 515,381
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,361,505
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,355,000	1,125,002
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	251,849
5.75% 7/1/13 (Escrowed to Maturity) (c)	55,000	57,715
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	1,000,790
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	360,000	371,185
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,500,060
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,511,565
(Johns Hopkins Univ. Proj.):
Series 2002 A, 5% 7/1/32	1,015,000	1,023,648
Series 2004 A:
5% 7/1/24	1,000,000	1,054,140
5% 7/1/33	2,000,000	2,044,520
5% 7/1/38	2,000,000	2,035,280
5.25% 7/1/38	5,000,000	5,277,650
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,003,640
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	323,754
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,949,580
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	925,000
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	853,110
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,221,528
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,530,917
Series 2006 A, 5% 7/1/41	1,000,000	926,820
Series 2008 F, 5.25% 7/1/19	1,700,000	1,856,077
Series 2010, 5.125% 7/1/39	1,700,000	1,620,950
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	595,000	631,658
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	$ 400,000	$ 375,828
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,575,730
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,751,281
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,503,068
Series 2011, 6% 7/1/41	1,500,000	1,522,575
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,125,938
5.25% 12/15/15	320,000	326,867
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,203,900
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,326,340
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,109,100
5% 7/1/31 (FSA Insured)	5,000,000	5,242,500
Series 2008:
5% 7/1/35	880,000	905,846
5% 7/1/37 (FSA Insured)	4,485,000	4,608,517
6.8% 7/1/16 (Escrowed to Maturity) (c)	570,000	642,458
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,310,189
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,151,080
Series 2007 A, 5% 5/1/25	1,000,000	1,100,740
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,103,560
Series A, 5% 4/1/20	1,405,000	1,626,175
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	520,500
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,677,525
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 415,000	$ 414,477
Washington Suburban San. District Series 2009 A, 5% 6/1/17	5,000,000	5,952,249
		152,235,654
Puerto Rico - 7.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,030
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,595,370
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	630,708
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,114,410
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	486,935
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/23	1,110,000	1,147,596
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	753,417
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	258,314
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,580
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,720
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,556,220
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,117,310
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,024,710
		12,963,320
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 300,000	$ 248,019
TOTAL INVESTMENT PORTFOLIO - 94.8% (Cost $166,616,795)	170,254,253
NET OTHER ASSETS (LIABILITIES) - 5.2%	9,408,047
NET ASSETS - 100%	$ 179,662,300
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $166,607,450. Net unrealized appreciation aggregated $3,646,803, of which $5,334,583 related to appreciated investment securities and $1,687,780 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011